PZENA FOCUSED VALUE FUND










                                  ANNUAL REPORT
                               FOR THE YEAR ENDED
                                 APRIL 30, 1999

                         [PZENA FOCUSED VALUE FUND LOGO]


May, 1999

Dear Shareholders:

It is my pleasure to present you with our 1999 Annual Report. As of April 30, the Fund had gained 3.50% calendar year-to-date, declined by 14.03% for the prior 12-month period, and earned 10.99% on an average annualized basis since inception (June 24, 1996).

For value investors, 1999 started out the way 1998 ended, with a small number of large companies performing well while all others suffered. However, given the results in April, we may well look back and see that this was the long-awaited inflection point for value. In particular, our Fund gained 16.90% during April alone.

While we are encouraged by this recent move, we continue to be excited about the existing opportunities within our portfolio and our strategy. The stocks in our portfolio still remain near historic valuation extremes. For example, the current price-to-book ratio of the Pzena Focused Value Fund is still less than one-third of that of the S&P 500 Index.

As we write this report, April has been followed by a very strong May, reinforcing our hope that value has turned the corner. To get a sense of the potential of a sustained value recovery, consider the historical data in a table we have used before:

                          THE CYCLE OF VALUE INVESTING

                                                    VALUE
PERIOD                        S&P 500             UNIVERSE*           DIFFERENCE
------                        -------             ---------           ----------
Jan 69 - Jun 73                19.3%               -16.8%               -36.1%
Jun 73 - Jul 79                30.4%               263.1%               232.7%
Jul 79 - Nov 80                45.6%                22.5%               -23.1%
Nov 80 - Feb 89               192.9%               464.6%               271.7%
Feb 89 - Oct 90                11.3%               -29.7%               -41.0%
Oct 90 - Feb 95                82.6%               199.9%               117.3%
Feb 95 - Mar 99               185.9%                78.6%              -107.3%
Apr 99 - May 99                 1.4%                16.6%                15.2%
Cumulative annualized
    (since 1/1/60)             12.9%                18.1%                 5.2%

* lowest price-to-book quintile of largest 1500 companies

                            PZENA FOCUSED VALUE FUND

As you can see, following the last three periods of significant underperformance by value relative to the S&P 500, value's recovery was both dramatic and sustained. Furthermore, the long-term result is that value has generated nearly 5% of extra annual return per year over the S&P 500 over the past 40 years. Thus, while we are hopeful that we now have the wind at our backs, we remain committed to the benefits available from our classic value strategy.

Thank you again for your trust and confidence. We look forward to ongoing investment success.

Sincerely,

/s/ Richard S. Pzena
Richard S. Pzena

                           AVERAGE ANNUAL TOTAL RETURN
                           PERIOD ENDED APRIL 30, 1999

                      1 Year..................... -14.03%
                      Since Inception (6/24/96)..  10.99%

                                              S&P BARRA/500
                       QTR          FUND       VALUE INDEX
                    --------       ------     -------------
                     6/24/96       10,000        10,000
                     9/30/96        9,990        10,264
                    12/31/96       11,067        11,236
                     3/31/97       11,328        11,434
                     6/30/97       12,721        13,089
                     9/30/97       14,215        14,289
                    12/31/97       13,786        14,606
                     3/31/98       15,482        16,293
                     6/30/98       14,797        16,378
                     9/30/98       11,546        14,263
                    12/31/98       13,004        16,749
                     3/31/99       11,513        17,197
                     4/30/99       13,459        18,830

Past performance is not predictive of future performance.

The S&P Barra/500 Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios. The index is unmanaged and returns include reinvested dividends.

                            PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 1999
--------------------------------------------------------------------------------
Shares      COMMON STOCKS: 99.7%                                    Market Value
--------------------------------------------------------------------------------
            AEROSPACE / DEFENSE: 6.8%
12,025      Boeing Company........................................  $   488,516
                                                                    -----------
            AUTO PARTS: 4.0%
 6,225      Lear Corp.*...........................................      285,572
                                                                    -----------
            CHEMICALS: 2.5%
 3,475      Union Carbide Corp....................................      180,266
                                                                    -----------
            CHEMICALS - DIVERSIFIED: 1.9%
 2,025      FMC Corp.*............................................      131,625
                                                                    -----------
            CHEMICALS - SPECIALTY: 5.0%
 7,200      Cytec Industries, Inc.*...............................      204,750
 5,375      Lubrizol Corp.........................................      148,820
                                                                    -----------
                                                                        353,570
                                                                    -----------
            COMMUNICATIONS EQUIPMENT: 6.6%
30,125      Anixter International, Inc.*..........................      474,469
                                                                    -----------
            COMPUTERS - PERIPHERALS: 4.4%
17,750      Quantum Corp.*........................................      317,281
                                                                    -----------
            DISTRIBUTORS - HEALTH FOOD: 1.9%
15,625      Fleming Companies, Inc................................      136,719
                                                                    -----------
            ELECTRONICS - COMPONENT DISTRIBUTORS: 2.8%
 4,750      Avnet, Inc............................................      201,578
                                                                    -----------
            ENGINEERING AND CONSTRUCTION: 1.8%
 3,775      Fluor Corp............................................      125,991
                                                                    -----------
            FINANCIAL - DIVERSIFIED: 1.0%
 3,425      Healthcare Realty Trust, Inc..........................       74,708
                                                                    -----------

                            PZENA FOCUSED VALUE FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
            FOODS: 3.1%
 8,580      RJR Nabisco Holdings Corp.............................  $   220,935
                                                                    -----------
            HEALTH CARE - HOSPITAL MANAGEMENT: 1.3%
 3,675      Columbia/HCA Healthcare Corp..........................       90,726
                                                                    -----------
            HEALTH CARE - LONG TERM: 5.6%
61,900      Beverly Enterprises, Inc.*............................      402,350
                                                                    -----------
            HEALTH CARE - MANAGED CARE: 2.8%
14,425      Foundation Health Systems, Inc.*......................      199,245
                                                                    -----------
            HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES: 3.8%
11,925      Quest Diagnostics, Inc.*..............................      272,784
                                                                    -----------
            INSURANCE - LIFE/HEALTH: 2.6%
 2,125      Aetna, Inc............................................      186,336
                                                                    -----------
            INSURANCE - PROPERTY AND CASUALTY: 4.2%
 4,125      CNA Financial Corp.*..................................      168,352
 4,525      St. Paul Companies, Inc...............................      129,811
                                                                    -----------
                                                                        298,163
                                                                    -----------
            IRON AND STEEL: 5.6%
17,550      UCAR International, Inc.*.............................      402,553
                                                                    -----------
            LEISURE TIME - PRODUCTS: 2.6%
 4,850      Polaris Industries, Inc...............................      182,784
                                                                    -----------
            MACHINERY - DIVERSIFIED: 9.7%
31,100      AGCO Corp.............................................      307,112
10,950      Coltec Industries, Inc.*..............................      236,794
 9,300      Hussman International, Inc............................      147,637
                                                                    -----------
                                                                        691,543
                                                                    -----------

                            PZENA FOCUSED VALUE FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
            METAL FABRICATOR: 3.1%
 8,475      Kennametal, Inc.......................................  $   225,117
                                                                    -----------
            TEXTILES - APPAREL: 3.9%
26,415      Fruit of the Loom, Inc., Class A*.....................      282,310
                                                                    -----------
            TEXTILES - SPECIALTY: 3.0%
26,830      Burlington Industries, Inc.*..........................      217,994
                                                                    -----------
            TOBACCO: 3.1%
 6,350      Philip Morris Companies, Inc..........................      222,647
                                                                    -----------
            TRANSPORTATION - RAILROADS: 3.8%
 3,505      Canadian Pacific, Ltd.................................       79,301
 3,250      Union Pacific Corp....................................      195,000
                                                                    -----------
                                                                        274,301
                                                                    -----------
            UTILITIES - ELECTRIC COMPANIES: 2.8%
12,500      Northeast Utilities*..................................      200,000
                                                                    -----------
            Total Common Stocks (cost $7,479,318).................    7,140,083
                                                                    -----------
            Total Investments in Securities (cost $7,479,318+):
            99.7%.................................................    7,140,083
            Other Assets less Liabilities: 0.3%...................       21,003
                                                                    -----------
            TOTAL NET ASSETS: 100.0% .............................  $ 7,161,086
                                                                    ===========

*Non-income producing security.

+ At April 30, 1999, the cost of securities for Federal tax purposes was $7,481,763. Unrealized appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation.........................  $   622,464
            Gross unrealized depreciation.........................     (964,144)
                                                                    -----------
                      Net unrealized depreciation.................  $  (341,680)
                                                                    ===========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1999
--------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost $7,479,318).......  $ 7,140,083
      Cash........................................................       46,306
      Dividends and interest receivables..........................        3,625
      Deferred organization costs ................................       15,063
      Prepaid expenses............................................        7,503
                                                                    -----------
                  Total assets ...................................    7,212,580
                                                                    -----------
LIABILITIES
      Payables:
            Advisory fees.........................................        1,277
            Administration fee....................................        2,774
            Deferred organization costs...........................       20,750
      Accrued expenses............................................       26,693
                                                                    -----------
                  Total liabilities...............................       51,494
                                                                    -----------
NET ASSETS........................................................  $ 7,161,086
                                                                    ===========
      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            ($7,161,086/605,416 shares outstanding;
            unlimited number of shares authorized without
            par value)............................................  $     11.83
                                                                    ===========
COMPONENTS OF NET ASSETS
      Paid-in capital ............................................  $ 7,399,256
      Undistributed net realized gain on investments..............      101,065
      Net unrealized depreciation on investments..................     (339,235)
                                                                    -----------
            Net assets ...........................................  $ 7,161,086
                                                                    ===========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED APRIL 30, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends.............................................  $    98,867
            Interest..............................................        9,514
                                                                    -----------
                  Total income....................................      108,381
                                                                    -----------
      Expenses
            Advisory fees.........................................      101,150
            Administration fee....................................       30,000
            Fund accounting fees..................................       18,434
            Audit fee.............................................       14,000
            Transfer agent fees...................................       12,504
            Custody fees..........................................        8,422
            Amortization of deferred organization costs...........        6,997
            Reports to shareholders...............................        4,899
            Trustee fees..........................................        4,357
            Legal fees............................................        4,141
            Registration fees.....................................        3,004
            Miscellaneous.........................................        1,802
            Insurance.............................................          850
                                                                    -----------
                  Total expenses..................................      210,560
                  Less: expenses waived and reimbursed............      (68,951)
                                                                    -----------
                  Net expenses....................................      141,609
                                                                    -----------
                        NET INVESTMENT LOSS ......................      (33,228)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized gain from security transactions..........      114,692
            Net change in unrealized depreciation on investments..   (1,700,242)
                                                                    -----------
                  Net realized and unrealized loss on investments.   (1,585,550)
                                                                    -----------
                        NET DECREASE IN NET ASSETS RESULTING FROM
                          OPERATIONS..............................  $(1,618,778)
                                                                    ===========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------
                                                                       Year             Year
                                                                       Ended            Ended
                                                                   April 30, 1999   April 30, 1998
--------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss...........................................    $  (33,228)     $   (20,723)
   Net realized gain from security transactions..................       114,692          801,510
   Net change in unrealized (depreciation) appreciation
     on investments..............................................    (1,700,242)       1,090,800
                                                                    -----------      -----------
      NET (DECREASE) INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS ..............................    (1,618,778)       1,871,587
                                                                    -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on investments..............................      (343,927)        (515,429)
                                                                    -----------      -----------
CAPITAL SHARE TRANSACTIONS
   Net (decrease) increase in net assets derived from net change
      in outstanding shares (a)..................................      (530,603)       4,441,553
                                                                    -----------      -----------
      TOTAL (DECREASE) INCREASE IN NET ASSETS ...................    (2,493,308)       5,797,711

NET ASSETS
   Beginning of year.............................................     9,654,394        3,856,683
                                                                    -----------      -----------
END OF YEAR .....................................................   $ 7,161,086      $ 9,654,394
                                                                    ===========      ===========

(a) A summary of capital shares transactions is as follows:

                                             Year                              Year
                                             Ended                             Ended
                                         April 30, 1999                    April 30, 1998
------------------------------------------------------------------------------------------------
                                    Shares            Value           Shares            Value
------------------------------------------------------------------------------------------------
Shares sold.....................      153,638      $ 1,870,983          347,998      $ 4,631,975
Shares issued in reinvestment
   of distribution..............       31,885          343,409           39,637          496,658
Shares redeemed.................     (250,459)      (2,744,995)         (50,885)        (687,080)
                                  -----------      -----------      -----------      -----------
Net (decrease) increase.........      (64,936)     $  (530,603)         336,750      $ 4,441,553
                                  ===========      ===========      ===========      ===========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------
                                                           Year Ended April 30,         June 24, 1996*
                                                       ----------------------------        through
                                                          1999             1998         April 30, 1997
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................  $     14.40      $     11.56      $     10.00
                                                       -----------      -----------      -----------
Income from investment operations:
      Net investment loss............................        (0.05)           (0.03)              --
      Net realized and unrealized (loss) gain
        on investments...............................        (2.02)            3.93             1.59
                                                       -----------      -----------      -----------
Total from investment operations.....................        (2.07)            3.90             1.59

Less distributions:
      From net investment income.....................           --               --            (0.01)
      From net capital gains.........................        (0.50)           (1.06)           (0.02)
                                                       -----------      -----------      -----------
Total distributions..................................        (0.50)           (1.06)           (0.03)

Net asset value, end of period.......................  $     11.83      $     14.40      $     11.56
                                                       ===========      ===========      ===========
Total return.........................................       (14.03)%          35.10%           15.88%

Ratios/supplemental data:
Net assets, end of period (millions).................  $       7.2      $       9.7      $       3.9

Ratio of expenses to average net assets:
      Before expense reimbursement...................         2.60%            2.69%            5.82%+
      After expense reimbursement....................         1.75%            1.75%            1.75%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement...................        (1.26)%          (1.26)%          (4.16)%+
      After expense reimbursement....................        (0.41)%          (0.32)%          (0.09)%+

Portfolio turnover rate..............................        47.14%           53.95%           22.06%

*Commencement of operations.

+Annualized.

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT APRIL 30, 1999
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. SECURITY VALUATION. Investments in securities traded on a national securities exchange, or included in the NASDAQ National Market System, are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

      B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. DEFERRED ORGANIZATION COSTS. All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized on a straight-line basis over a period of five years.

      E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the year ended April 30, 1999, Pzena Investment Management, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the year ended April 30, 1999, the Fund incurred $101,150 in Advisory fees.

                            PZENA FOCUSED VALUE FUND

--------------------------------------------------------------------------------

      The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.75% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund. For the year ended April 30, 1999, the Advisor reimbursed the Fund in the amount of $68,951 and the cumulative expense reimbursement since inception was $202,342.

      The Advisor may recapture from the Fund the cumulative expense reimbursement of $202,342, subject to the requirements that the Fund must pay the current ordinary operating expenses of the Fund before any such recapture and its continued compliance with any other expense limitations. The Advisor must seek recapture of $69,577 and $132,765 of the cumulative reimbursement by no later than April 30, 2002 and 2003, respectively or the Advisor forgoes the right to recapture these amounts.

      Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $15 million     -  $30,000
      $15 to $50 million    -  0.20% of average daily net assets
      $50 to $100 million   -  0.15% of average daily net assets
      $100 to $150 million  -  0.10% of average daily net assets
      Over $150 million     -  0.05% of average daily net assets

      For the year ended April 30, 1999, the Fund incurred $30,000 in Administration fees.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended April 30, 1999, were $3,718,441 and $4,311,152, respectively.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To The Shareholders of
         The Pzena Focused Value Fund and
The Board of Trustees of
         Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of The Pzena Focused Value Fund (the "Fund"), a series of Professionally Managed Portfolios, including the schedule of investments, as of April 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period June 24, 1996 (commencement of operations) to April 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of The Pzena Focused Value Fund as of April 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period June 24, 1996 (commencement of operations) to April 30, 1997, in conformity with generally accepted accounting principles.

                                        TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
June 21, 1999

                                     ADVISOR

                        Pzena Investment Management, LLC
                                830 Third Avenue
                                   14th Floor
                               New York, NY 10022

                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                             4455 E. Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN

                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                     SHAREHOLDER SERVICE AND TRANSFER AGENT

                          American Data Services, Inc.
                                  P.O. Box 5536
                               Hauppauge, NY 11788

                              INDEPENDENT AUDITORS

                              Tait, Weller, & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                               COUNSEL TO THE FUND

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

                             COUNSEL TO THE ADVISOR

                               Lane Altman & Owens
                               101 Federal Street
                                Boston, MA 02110

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.